Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Maximum Credit Risk Exposure	The carrying amount of the financial assets below represents the maximum credit risk exposure as at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$50,402	$111,738
Accounts receivable	18,399	5,710
Derivatives	—	11,254
Note receivable	12,009	17,413
Deposits and other assets	4,961	9,484
	$85,771	$155,599

Maturity of Non-Derivative Financial Liabilities
The table below shows the Company's maturity of non-derivative financial liabilities on December 31, 2024:

Non-derivative financial liabilities	Carrying value	Contractual cash flows	Up to 12 months	1 - 2 years	3 - 5 years	More than 5 years
Loans and borrowings (including interest)	$602,189	$791,475	$74,251	$105,989	$611,235	$—
Accounts payable and accrued liabilities	95,120	95,120	95,120	—	—	—
Other non-current liabilities	5,825	5,825	—	4,771	666	388
Leases	17,885	19,431	11,995	6,398	1,038	—
Total	$721,019	$911,851	$181,366	$117,158	$612,939	$388

Disclosure of maturity analysis for derivative financial liabilities
The Company's outstanding derivative instruments as of December 31, 2024 are as follows:

Contract Description	Notional Amount	Denomination	Weighted average floor	Weighted average cap / forward price	Maturities
Foreign exchange collar (i)	$390.0 million	USD/BRL	5.43	6.49	January 2025 - December 2025
Gold collar (iii)	30,000 ounces	$ / oz	$2,200	$3,425	January 2025 - December 2025